ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS (TABLES)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule For Gain On Disposal Of Equity Interest [Table Text Block]	Following is the calculation for gain on disposal of KTL:
$

Proceeds from disposal	208
Less: Net assets of KTL as of disposal date	(171)

Gain on disposal of KTL	37

Schedule Of Cash Flow Arising From Disposal Of Equity Interest In Subsidiary [Table Text Block]
Cashflow arising from disposal of KTL:
- Cash proceeds received from disposal	208
- Cash and cash equivalents disposed	(40)

168